BANK BORROWING	12 Months Ended
Dec. 31, 2011
BANK BORROWING
BANK BORROWING

14. BANK BORROWING

        In May 2009, the Group borrowed two bank loans with principals totaling $6,590,317 (equivalent of RMB45 million) from a PRC commercial bank on the condition that the loans would be invested in two specific films. The loans were repaid in 2010. The annual interest rate was 5.94% for the first 12 months, and then was adjusted to 110% of the annual interest rate published by People's Bank of China in May 2010. The two loans were personally guaranteed by the Company's principal shareholder, Mr. Dong Yu and his wife. The Group also pledged copyright to three films, including Bodyguards and Assassins, The Road Less Travelled and Overheard, as collateral.

        In March 2010, the Group borrowed a bank loan with a principal of $544,758 (equivalent of RMB3.7 million) from a PRC commercial bank. The loan was repaid in March 2011. The annual interest rate is 6.37%. Mr. Dong Yu pledged his personal property for this loan.

        During May to December 2010, the Group borrowed bank loans with a total principal of $22,303,808 (equivalent of RMB151.3 million) from two PRC commercial banks on the condition that the loans would be invested in six specific films. These loans were fully repaid in 2011. The annual interest rate is from 5.94% to 6.97% and from 5.94% to 7.27% for the year ended December 31, 2010 and 2011, respectively. The loans were repaid on a first priority basis with the box office receipts from such films and personally guaranteed by the Company's principal shareholder, Mr. Dong Yu.

        During January to February 2011, the Group borrowed bank loans with a total principal of $2,584,254 (equivalent of RMB17 million) from a PRC commercial bank on the condition that the loans would be invested in a film. These loans are to be repaid by February 11, 2012. The annual interest rate is from 6.97% to 7.87%. The loans are repaid on a first priority basis with the box office receipts from such film and personally guaranteed by the Company's principal shareholder, Mr. Dong Yu.

        In May 2011, the Group borrowed a bank loan with a principal of $3,077,586 (equivalent of RMB20 million) from a PRC commercial bank on the condition that the loan would be used for building cineplex. The loan is to be repaid by May 22, 2012. The annual interest rate is from 6.31% to 6.56%. The loan is guaranteed by the Bona Culture and $4 million of the Company's term deposit.

        In August 2011, the Group borrowed a bank loan with a principal of $4,676,175 (equivalent of RMB30 million) from a PRC commercial bank on the condition that the loan would be invested in a film. $31,454 (equivalent of RMB0.2 million) of the loan was repaid in December 2011, and the rest is to be repaid from April 12, 2012 to June 1, 2013. The annual interest rate is 7.32%. The loan is repaid on a first priority basis with the box office receipts from such film and guaranteed by the Company's principal shareholder, Mr. Dong Yu, and Zhejiang Bona.

        In December 2011, the Group borrowed a bank loan with a principal of $1,887,267 (equivalent of RMB12 million) from a PRC commercial bank on the condition that the loan would be invested in a TV series. The loan is to be repaid by December 27, 2012. The annual interest rate is 7.87%. The loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex.

        During March to September 2011, the Group borrowed bank loans with a total principal of $77,152 (equivalent of RMB0.5 million) from PRC commercial banks on the condition that the loans would be used for daily operation. These loans were all repaid by October 11, 2011. The annual interest rate is from 6.44% to 6.71%.

        Changes in the balances of bank borrowings for the years ended December 31, 2010 and 2011 are as follows.

	2010	2011
Beginning balances as of January 1	6,590,317	22,012,560
Additional bank borrowings	22,303,808	12,302,434
Bank borrowing acquired upon acquisition of movie theaters	544,758	—
Accrued interest	592,349	1,376,547
Payments of principal during the year	(8,113,214)	(22,566,691)
Payments of interest during the year	(550,577)	(1,379,854)
Exchange difference	645,119	816,810

Ending balances as of December 31	22,012,560	12,561,806

        Interest expenses accrued for loans were $164,157, $592,349 and $1,376,547 for years ended December 31, 2009, 2010 and 2011, respectively, in which $145,792, $403,795 and $1,081,178 were capitalized to production costs as of December 31, 2009, 2010 and 2011, respectively.